Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 07, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares Companies	Dec. 31, 2021 USD ($) $ / shares Companies	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The table below shows the following information for the past three fiscal years: (i) total compensation for our NEOs as set forth in the Summary Compensation Table (“SCT”), (ii) the “compensation actually paid” (“CAP”) to our PEOs and, on an average basis, our non-PEO NEOs (in each case, as determined under SEC rules), (iii) our total shareholder return (“TSR”), (iv) the TSR of our peer group (as set forth in our Compensation Discussion and Analysis), (v) our net income, and (vi) our financial performance measure for compensatory purposes, earnings per share (“EPS”).

Pay Versus Performance Table

Year	SCT Total for PEO 1 ($)	SCT Total for PEO 2 ($)	CAP to PEO 1 ($)	CAP to PEO 2 ($)	Average SCT Total for Non- PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)	Year-End Value of $100 Invested on 12/31/2020:		Net Income ($)	EPS ($)
							TSR ($)	Peer Group TSR ($)
	(a)	(b)	(c)	(c)	(d)	(c)(d)		(e)		(f)
2023	0	1,137,008	0	1,132,396	551,053	568,935	135.13	141.16	78,004	4.36
2022	1,083,896	1,591,746	1,088,746	1,601,451	732,813	742,633	111.37	111.31	81,814	4.59
2021	1,853,539	-	1,895,857	-	756,261	783,671	101.72	152.38	87,939	4.94
2020	1,076,169	-	1,037,132	-	529,376	499,399	83.32	103.30	59,504	3.35

a)	Jean R. Hale, who served as Chairman and Chief Executive Officer until her retirement on February 7, 2022, is listed as PEO 1.

b)	Following Ms. Hale’s retirement, Mark A. Gooch became Vice Chairman, President, and Chief Executive Officer, and as such, is listed as PEO 2 for years 2022 and 2023.

c)	SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, we had no awards that failed to meet vesting conditions. The following table details these adjustments:

Year	Executives	SCT Total ($)	Subtract Stock Awards ($)	Add Year- End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Add Dividends Paid on Unvested Shares ($)	CAP ($)

2023	PEO 2	1,137,008	153,796	150,221	(4,302)	(5,619)	8,884	1,132,396
	Other NEOs	551,053	40,028	59,233	(3,579)	(2,942)	5,198	568,935
2022	PEO 1	1,083,896	160,989	162,546	-	1,834	1,458	1,088,746
	PEO 2	1,591,746	98,622	99,576	2,932	655	5,162	1,601,451
	Other NEOs	732,813	52,687	53,196	2,557	2,802	3,952	742,633
2021	PEO 1	1,853,539	28,174	31,748	19,136	13,509	6,099	1,895,857
	Other NEOs	756,261	11,485	12,941	20,088	467	5,398	783,671
2020	PEO 1	1,076,169	64,996	53,945	(31,714)	(3,701)	7,429	1,037,132
	Other NEOs	529,376	54,372	45,127	(24,872)	(1,502)	5,641	499,399

d)	For 2020 and 2021, the non-PEO NEOs included Mark A. Gooch, Kevin J. Stumbo, James B. Draughn, and Larry W. Jones. For 2022, Mr. Gooch was excluded from the non-PEO NEOs and Richard W. Newsom and Ricky D. Sparkman were added. In 2023, Mr. Jones was excluded from the non-PEO NEOs due to his retirement in December 2022.

e)	CTBI periodically compares its executive pay and business performance, as well as the compensation of the Board of Directors, to a group of comparable, publicly traded financial institutions. In establishing a Peer Group, CTBI seeks to include regional bank holding companies that are similar to CTBI in terms of assets, business lines, and geographic markets. During 2022, the Committee worked with Pearl Meyer to review the Peer Group to ensure it continued to include organizations that were comparable to CTBI based on their similar business lines and geographic locations, as well as their comparable size, reflected by total assets. Based on this review, the Committee determined that it would be appropriate to add the following new peers to the Peer Group: American National Bankshares, Inc., CapStar Financial Holdings, Inc., Republic Bancorp Inc., and SmartFinancial, Inc. The addition of these peers resulted in the Peer Group of twenty-one companies listed below. Following the Committee’s review and adjustment of the Peer Group, the median assets of the Peer Group were $6.12 billion, compared to CTBI’s assets at that time of approximately $5.38 billion. The companies included in the Peer Group ranged in asset size from $3.1 billion to $10.5 billion at the time of the review. This Peer Group was used to establish executive compensation for the year 2023.

Bank	Ticker	Bank	Ticker
American National Bankshares, Inc.	AMNB	Horizon Bancorp, Inc.	HBNC
CapStar Financial Holdings, Inc.	CSTR	Lakeland Financial Corporation	LKFN
Carter Bancshares, Inc.	CARE	Mercantile Bank Corporation	MBWM
City Holding Company	CHCO	Nicolet Bankshares, Inc.	NIC
Farmers National Banc Corp.	FMNB	Peoples Bancorp, Inc.	PEBO
First Bancorp	FBNC	QCR Holdings, Inc.	QCRH
First Community Bancshares, Inc.	FCBC	Republic Bancorp, Inc.	RBCAA
First Financial Corporation	THFF	SmartFinancial, Inc.	SMBK
German American Bancorp, Inc.	GABC	Stock Yards Bancorp, Inc.	SYBT
Great Southern Bancorp, Inc.	GSBC	Univest Financial Corporation	UVSP
Home Trust Bancshares, Inc.	HTBI

The Peer Group used to establish executive compensation for 2022 consisted of seventeen companies with median assets of $5.35 billion, compared to CTBI’s then assets of approximately $5.4 billion.  The companies included in the Peer Group ranged in asset size from $3.2 billion to $8.2 billion and are listed below:

Bank	Ticker	Bank	Ticker
Carter Bancshares, Inc.	CARE	Horizon Bancorp Inc.	HBNC
City Holding Company	CHCO	Lakeland Financial Corporation	LKFN
Farmers National Banc Corp	FMNB	Mercantile Bank Corporation	MBWM
First Bancorp	FBNC	Nicolet Bankshares, Inc.	NCBS
First Community Bancshares, Inc.	FCBC	Peoples Bancorp, Inc.	PEBO
First Financial Corporation	THFF	QCR Holdings, Inc.	QCRH
German American Bancorp, Inc.	GABC	Stock Yards Bancorp, Inc.	SYBT
Great Southern Bancorp Inc.	GSBC	Univest Financial Corporation	UVSP
Home Trust Bancshares	HTBI

Below is a comparison of our TSR for 2023 to the current Peer Group as well as the prior Peer Group for 2022 :

	Year-End Value of $100 Invested on 12/31/2020:
Year	TSR ($)	Current Peer Group TSR ($)	Prior Peer Group TSR ($)
2023	135.13	141.16	137.72

(f)	CTBI has selected GAAP basic earnings per share as the most important financial performance measure (that is not otherwise disclosed in the Pay Versus Performance Table above) used by CTBI to link compensation actually paid to CTBI’s NEOs for 2023 to CTBI’s performance.

Company Selected Measure Name			EPS
Named Executive Officers, Footnote
a)	Jean R. Hale, who served as Chairman and Chief Executive Officer until her retirement on February 7, 2022, is listed as PEO 1.

b)	Following Ms. Hale’s retirement, Mark A. Gooch became Vice Chairman, President, and Chief Executive Officer, and as such, is listed as PEO 2 for years 2022 and 2023.

d)	For 2020 and 2021, the non-PEO NEOs included Mark A. Gooch, Kevin J. Stumbo, James B. Draughn, and Larry W. Jones. For 2022, Mr. Gooch was excluded from the non-PEO NEOs and Richard W. Newsom and Ricky D. Sparkman were added. In 2023, Mr. Jones was excluded from the non-PEO NEOs due to his retirement in December 2022.

Peer Group Issuers, Footnote
e)	CTBI periodically compares its executive pay and business performance, as well as the compensation of the Board of Directors, to a group of comparable, publicly traded financial institutions. In establishing a Peer Group, CTBI seeks to include regional bank holding companies that are similar to CTBI in terms of assets, business lines, and geographic markets. During 2022, the Committee worked with Pearl Meyer to review the Peer Group to ensure it continued to include organizations that were comparable to CTBI based on their similar business lines and geographic locations, as well as their comparable size, reflected by total assets. Based on this review, the Committee determined that it would be appropriate to add the following new peers to the Peer Group: American National Bankshares, Inc., CapStar Financial Holdings, Inc., Republic Bancorp Inc., and SmartFinancial, Inc. The addition of these peers resulted in the Peer Group of twenty-one companies listed below. Following the Committee’s review and adjustment of the Peer Group, the median assets of the Peer Group were $6.12 billion, compared to CTBI’s assets at that time of approximately $5.38 billion. The companies included in the Peer Group ranged in asset size from $3.1 billion to $10.5 billion at the time of the review. This Peer Group was used to establish executive compensation for the year 2023.

Bank	Ticker	Bank	Ticker
American National Bankshares, Inc.	AMNB	Horizon Bancorp, Inc.	HBNC
CapStar Financial Holdings, Inc.	CSTR	Lakeland Financial Corporation	LKFN
Carter Bancshares, Inc.	CARE	Mercantile Bank Corporation	MBWM
City Holding Company	CHCO	Nicolet Bankshares, Inc.	NIC
Farmers National Banc Corp.	FMNB	Peoples Bancorp, Inc.	PEBO
First Bancorp	FBNC	QCR Holdings, Inc.	QCRH
First Community Bancshares, Inc.	FCBC	Republic Bancorp, Inc.	RBCAA
First Financial Corporation	THFF	SmartFinancial, Inc.	SMBK
German American Bancorp, Inc.	GABC	Stock Yards Bancorp, Inc.	SYBT
Great Southern Bancorp, Inc.	GSBC	Univest Financial Corporation	UVSP
Home Trust Bancshares, Inc.	HTBI

The Peer Group used to establish executive compensation for 2022 consisted of seventeen companies with median assets of $5.35 billion, compared to CTBI’s then assets of approximately $5.4 billion.  The companies included in the Peer Group ranged in asset size from $3.2 billion to $8.2 billion and are listed below:

Bank	Ticker	Bank	Ticker
Carter Bancshares, Inc.	CARE	Horizon Bancorp Inc.	HBNC
City Holding Company	CHCO	Lakeland Financial Corporation	LKFN
Farmers National Banc Corp	FMNB	Mercantile Bank Corporation	MBWM
First Bancorp	FBNC	Nicolet Bankshares, Inc.	NCBS
First Community Bancshares, Inc.	FCBC	Peoples Bancorp, Inc.	PEBO
First Financial Corporation	THFF	QCR Holdings, Inc.	QCRH
German American Bancorp, Inc.	GABC	Stock Yards Bancorp, Inc.	SYBT
Great Southern Bancorp Inc.	GSBC	Univest Financial Corporation	UVSP
Home Trust Bancshares	HTBI

Below is a comparison of our TSR for 2023 to the current Peer Group as well as the prior Peer Group for 2022 :

	Year-End Value of $100 Invested on 12/31/2020:
Year	TSR ($)	Current Peer Group TSR ($)	Prior Peer Group TSR ($)
2023	135.13	141.16	137.72

Changed Peer Group, Footnote
e)	CTBI periodically compares its executive pay and business performance, as well as the compensation of the Board of Directors, to a group of comparable, publicly traded financial institutions. In establishing a Peer Group, CTBI seeks to include regional bank holding companies that are similar to CTBI in terms of assets, business lines, and geographic markets. During 2022, the Committee worked with Pearl Meyer to review the Peer Group to ensure it continued to include organizations that were comparable to CTBI based on their similar business lines and geographic locations, as well as their comparable size, reflected by total assets. Based on this review, the Committee determined that it would be appropriate to add the following new peers to the Peer Group: American National Bankshares, Inc., CapStar Financial Holdings, Inc., Republic Bancorp Inc., and SmartFinancial, Inc. The addition of these peers resulted in the Peer Group of twenty-one companies listed below. Following the Committee’s review and adjustment of the Peer Group, the median assets of the Peer Group were $6.12 billion, compared to CTBI’s assets at that time of approximately $5.38 billion. The companies included in the Peer Group ranged in asset size from $3.1 billion to $10.5 billion at the time of the review. This Peer Group was used to establish executive compensation for the year 2023.

Bank	Ticker	Bank	Ticker
American National Bankshares, Inc.	AMNB	Horizon Bancorp, Inc.	HBNC
CapStar Financial Holdings, Inc.	CSTR	Lakeland Financial Corporation	LKFN
Carter Bancshares, Inc.	CARE	Mercantile Bank Corporation	MBWM
City Holding Company	CHCO	Nicolet Bankshares, Inc.	NIC
Farmers National Banc Corp.	FMNB	Peoples Bancorp, Inc.	PEBO
First Bancorp	FBNC	QCR Holdings, Inc.	QCRH
First Community Bancshares, Inc.	FCBC	Republic Bancorp, Inc.	RBCAA
First Financial Corporation	THFF	SmartFinancial, Inc.	SMBK
German American Bancorp, Inc.	GABC	Stock Yards Bancorp, Inc.	SYBT
Great Southern Bancorp, Inc.	GSBC	Univest Financial Corporation	UVSP
Home Trust Bancshares, Inc.	HTBI

The Peer Group used to establish executive compensation for 2022 consisted of seventeen companies with median assets of $5.35 billion, compared to CTBI’s then assets of approximately $5.4 billion.  The companies included in the Peer Group ranged in asset size from $3.2 billion to $8.2 billion and are listed below:

Bank	Ticker	Bank	Ticker
Carter Bancshares, Inc.	CARE	Horizon Bancorp Inc.	HBNC
City Holding Company	CHCO	Lakeland Financial Corporation	LKFN
Farmers National Banc Corp	FMNB	Mercantile Bank Corporation	MBWM
First Bancorp	FBNC	Nicolet Bankshares, Inc.	NCBS
First Community Bancshares, Inc.	FCBC	Peoples Bancorp, Inc.	PEBO
First Financial Corporation	THFF	QCR Holdings, Inc.	QCRH
German American Bancorp, Inc.	GABC	Stock Yards Bancorp, Inc.	SYBT
Great Southern Bancorp Inc.	GSBC	Univest Financial Corporation	UVSP
Home Trust Bancshares	HTBI

Below is a comparison of our TSR for 2023 to the current Peer Group as well as the prior Peer Group for 2022 :

	Year-End Value of $100 Invested on 12/31/2020:
Year	TSR ($)	Current Peer Group TSR ($)	Prior Peer Group TSR ($)
2023	135.13	141.16	137.72

Adjustment To PEO Compensation, Footnote
c)	SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, we had no awards that failed to meet vesting conditions. The following table details these adjustments:

Year	Executives	SCT Total ($)	Subtract Stock Awards ($)	Add Year- End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Add Dividends Paid on Unvested Shares ($)	CAP ($)

2023	PEO 2	1,137,008	153,796	150,221	(4,302)	(5,619)	8,884	1,132,396
	Other NEOs	551,053	40,028	59,233	(3,579)	(2,942)	5,198	568,935
2022	PEO 1	1,083,896	160,989	162,546	-	1,834	1,458	1,088,746
	PEO 2	1,591,746	98,622	99,576	2,932	655	5,162	1,601,451
	Other NEOs	732,813	52,687	53,196	2,557	2,802	3,952	742,633
2021	PEO 1	1,853,539	28,174	31,748	19,136	13,509	6,099	1,895,857
	Other NEOs	756,261	11,485	12,941	20,088	467	5,398	783,671
2020	PEO 1	1,076,169	64,996	53,945	(31,714)	(3,701)	7,429	1,037,132
	Other NEOs	529,376	54,372	45,127	(24,872)	(1,502)	5,641	499,399

Non-PEO NEO Average Total Compensation Amount			$ 551,053	$ 732,813	$ 756,261	$ 529,376
Non-PEO NEO Average Compensation Actually Paid Amount			$ 568,935	742,633	783,671	499,399
Adjustment to Non-PEO NEO Compensation Footnote
c)	SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, we had no awards that failed to meet vesting conditions. The following table details these adjustments:

Year	Executives	SCT Total ($)	Subtract Stock Awards ($)	Add Year- End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Add Dividends Paid on Unvested Shares ($)	CAP ($)

2023	PEO 2	1,137,008	153,796	150,221	(4,302)	(5,619)	8,884	1,132,396
	Other NEOs	551,053	40,028	59,233	(3,579)	(2,942)	5,198	568,935
2022	PEO 1	1,083,896	160,989	162,546	-	1,834	1,458	1,088,746
	PEO 2	1,591,746	98,622	99,576	2,932	655	5,162	1,601,451
	Other NEOs	732,813	52,687	53,196	2,557	2,802	3,952	742,633
2021	PEO 1	1,853,539	28,174	31,748	19,136	13,509	6,099	1,895,857
	Other NEOs	756,261	11,485	12,941	20,088	467	5,398	783,671
2020	PEO 1	1,076,169	64,996	53,945	(31,714)	(3,701)	7,429	1,037,132
	Other NEOs	529,376	54,372	45,127	(24,872)	(1,502)	5,641	499,399

Compensation Actually Paid vs. Total Shareholder Return

Performance: Graphical Description

Pursuant to the requirements of Item 402(v) of the SEC’s Regulation S-K, the following graphs reflect the relationships between the CAP and CTBI’s cumulative TSR and the peer group’s cumulative TSR, CTBI’s net income, and CTBI’s earnings per share. For a more thorough discussion of how the Committee reviews and assesses the relationship between executive compensation and CTBI performance, please refer to our CD&A.

CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Compensation Actually Paid vs. Net Income

Performance: Graphical Description

Pursuant to the requirements of Item 402(v) of the SEC’s Regulation S-K, the following graphs reflect the relationships between the CAP and CTBI’s cumulative TSR and the peer group’s cumulative TSR, CTBI’s net income, and CTBI’s earnings per share. For a more thorough discussion of how the Committee reviews and assesses the relationship between executive compensation and CTBI performance, please refer to our CD&A.

CAP and CTBI Net Income

Compensation Actually Paid vs. Company Selected Measure

Performance: Graphical Description

Pursuant to the requirements of Item 402(v) of the SEC’s Regulation S-K, the following graphs reflect the relationships between the CAP and CTBI’s cumulative TSR and the peer group’s cumulative TSR, CTBI’s net income, and CTBI’s earnings per share. For a more thorough discussion of how the Committee reviews and assesses the relationship between executive compensation and CTBI performance, please refer to our CD&A.

CAP and Earnings Per Share

Total Shareholder Return Vs Peer Group

Performance: Graphical Description

Pursuant to the requirements of Item 402(v) of the SEC’s Regulation S-K, the following graphs reflect the relationships between the CAP and CTBI’s cumulative TSR and the peer group’s cumulative TSR, CTBI’s net income, and CTBI’s earnings per share. For a more thorough discussion of how the Committee reviews and assesses the relationship between executive compensation and CTBI performance, please refer to our CD&A.

CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Tabular List, Table

Tabular List of Financial Performance Measures

Pursuant to the requirements of Item 402(v) of the SEC’s Regulation S-K, we provide the following list of the three most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs to CTBI’s performance in 2023. Please refer to the section entitled “Annual Incentive Plan” in our Compensation Discussion and Analysis (“CD&A”) for more information.

Pay Versus

Measure 1	Net Income
Measure 2	Earnings Per Share
Measure 3	Return on Average Assets (ROAA)

Total Shareholder Return Amount			$ 135.13	111.37	101.72	83.32
Peer Group Total Shareholder Return Amount			141.16	111.31	152.38	103.3
Net Income (Loss)			$ 78,004,000	$ 81,814,000	$ 87,939,000	$ 59,504,000
Company Selected Measure Amount | $ / shares			4.36	4.59	4.94	3.35
PEO Name	Jean R. Hale	Mark A. Gooch	Mark A. Gooch		Jean R. Hale	Jean R. Hale
Number of Companies Included in Peer Group | Companies				21	17
Assets of Peer Group, Median		$ 6,120,000,000		$ 6,120,000,000	$ 5,350,000,000
Assets		5,380,000,000		5,380,000,000	5,400,000,000
Assets of Peer Group, Minimum		3,100,000,000		3,100,000,000	3,200,000,000
Assets of Peer Group, Maximum		$ 10,500,000,000		10,500,000,000	8,200,000,000
Prior Peer Group Total Shareholder Return Amount			$ 137.72
Measure:: 1
Pay vs Performance Disclosure
Name			Net Income
Measure:: 2
Pay vs Performance Disclosure
Name			Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name			Return on Average Assets (ROAA)
Jean R Hale [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	1,083,896	1,853,539	$ 1,076,169
PEO Actually Paid Compensation Amount			0	1,088,746	1,895,857	1,037,132
Mark A Gooch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,137,008	1,591,746	0	0
PEO Actually Paid Compensation Amount			1,132,396	1,601,451	0	0
PEO | Jean R Hale [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(160,989)	(28,174)	(64,996)
PEO | Jean R Hale [Member] | Year-End Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				162,546	31,748	53,945
PEO | Jean R Hale [Member] | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	19,136	(31,714)
PEO | Jean R Hale [Member] | Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,834	13,509	(3,701)
PEO | Jean R Hale [Member] | Dividends Paid on Unvested Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,458	6,099	7,429
PEO | Mark A Gooch [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(153,796)	(98,622)
PEO | Mark A Gooch [Member] | Year-End Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			150,221	99,576
PEO | Mark A Gooch [Member] | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,302)	2,932
PEO | Mark A Gooch [Member] | Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,619)	655
PEO | Mark A Gooch [Member] | Dividends Paid on Unvested Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,884	5,162
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(40,028)	(52,687)	(11,485)	(54,372)
Non-PEO NEO | Year-End Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			59,233	53,196	12,941	45,127
Non-PEO NEO | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,579)	2,557	20,088	(24,872)
Non-PEO NEO | Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,942)	2,802	467	(1,502)
Non-PEO NEO | Dividends Paid on Unvested Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 5,198	$ 3,952	$ 5,398	$ 5,641